Note 8 - Long-term Investments - Long-term Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Sigurd Cayman [Member]
Cost method
Cost Method Investments	$ 1,232	$ 2,365
PVEF [Member]
Cost method
Cost Method Investments	36	44
EMC [Member]
Cost method
Cost Method Investments	1,844	1,844
Total Cost Method Investments [Member]
Cost method
Cost Method Investments	$ 3,112	$ 4,253